DERIVATIVE FINANCIAL INSTRUMENTS 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Cash Flow Hedges
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional Amount Of Interest Rate Derivatives	$ 413	[1]	$ 439	[1]
Cash Flow Hedges | Maximum [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Maturities of interest rate derivatives	2028	[1]	2028	[1]
Cash Flow Hedges | Minimum [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Maturities of interest rate derivatives	2014	[1]	2013	[1]
Fair Value Hedges
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional Amount Of Interest Rate Derivatives	300		500
Fair Value Hedges | Maximum [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Maturities of interest rate derivatives	2016		2016
Fair Value Hedges | Minimum [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Maturities of interest rate derivatives			2013
San Diego Gas and Electric Company and Subsidiary [Member] | Cash Flow Hedges
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional Amount Of Interest Rate Derivatives	$ 335	[1]	$ 345	[1]
Maturities of interest rate derivatives	2019	[1]	2019	[1]

[1]	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.